INVESTMENTS, DEBT AND DERIVATIVES - Reconciliation of cash flows from financing activities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Reconciliation of cash flows from financing activities
Liabilities arising from financing activities at beginning of period		$ 7,366	$ 11,198
Adjustment due to new accounting standards					$ 1,999
Cash flows
Proceeds from borrowings, net of fees paid	[1]	2,610	807	$ 6,193
Repayment of debt		(2,978)	(4,122)	(5,948)
Interest paid		(714)	(736)
Non-cash movements
Interest and fee accruals		777	738
Lease additions, disposals, impairment and modifications		262
Early redemption premium accrued			44
Foreign currency translation		351	(573)
Other non-cash movements		(2)	10
Liabilities arising from financing activities at end of period		9,671	7,366	11,198
Loss on early debt redemption			30
Bank loans and bonds
Reconciliation of cash flows from financing activities
Liabilities arising from financing activities at beginning of period		7,366	11,198
Adjustment due to new accounting standards					0
Cash flows
Proceeds from borrowings, net of fees paid		2,610	807
Repayment of debt		(2,612)	(4,122)
Interest paid		(566)	(736)
Non-cash movements
Interest and fee accruals		599	738
Early redemption premium accrued			44
Foreign currency translation		193	(573)
Other non-cash movements		(2)	10
Liabilities arising from financing activities at end of period		7,588	$ 7,366	$ 11,198
Lease liabilities
Reconciliation of cash flows from financing activities
Adjustment due to new accounting standards					$ 1,999
Cash flows
Proceeds from borrowings, net of fees paid		0
Repayment of debt		(366)
Interest paid		(148)
Non-cash movements
Interest and fee accruals		178
Lease additions, disposals, impairment and modifications		262
Foreign currency translation		158
Other non-cash movements		0
Liabilities arising from financing activities at end of period		$ 2,083

[1]	* Fees paid for borrowings were US$23 (2018: US$64, 2017: US$56)